27. BREAKDOWN OF TRANSACTIONS WITH NON-CONTROLLING INTERESTS (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
SummaryOfBreakdownOfTransactionsLineItems [Line Items]
Total	$ 29.8	$ 26.3	$ 26.0
HG Miday JV
SummaryOfBreakdownOfTransactionsLineItems [Line Items]
Total	2.2	0.0
WDFG Partners Duty Free LLC
SummaryOfBreakdownOfTransactionsLineItems [Line Items]
Total	1.4	0.0
HG Tucson Retailers JV
SummaryOfBreakdownOfTransactionsLineItems [Line Items]
Total	1.4	0.0
Dufry MSP Retailers JV
SummaryOfBreakdownOfTransactionsLineItems [Line Items]
Total	1.1	0.2
Other subsidiaries
SummaryOfBreakdownOfTransactionsLineItems [Line Items]
Total	$ 4.9	$ 5.3